United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3266

                      (Investment Company Act File Number)


                  Federated Government Income Securities, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 2/28/05


                Date of Reporting Period: Quarter ended 11/30/04




Item 1.     Schedule of Investments





Federated Government Income Securities, Inc.
Portfolio of Investments
November 30, 2004 (unaudited)



         Principal
         Amount                                                                          Value
                           U.S. Treasury--30.7%
$        28,500,000  1     Notes, 1.125%, 6/30/2005                            $         28,297,365
         15,000,000        Notes, 1.625%, 2/28/2006                                      14,793,750
         33,000,000  1     Notes, 2.250%, 4/30/2006                                      32,732,040
         20,000,000  1     Notes, 2.375%, 8/31/2006                                      19,806,200
         23,750,000  1     Notes, 2.500%, 9/30/2006                                      23,545,988
         13,000,000  1     Notes, 3.000%, 2/15/2008                                      12,876,110
         10,000,000  1     Notes, 3.125%, 9/15/2008                                      9,882,800
         15,000,000  1     Notes, 5.750%, 8/15/2010                                      16,450,800
         18,000,000  1     Notes, 3.875%, 2/15/2013                                      17,589,420
         10,200,000        Bonds, 7.250%, 5/15/2016                                      12,619,338
         16,200,000        Bonds, 8.125%, 5/15/2021 - 8/15/2021                          22,039,142
         22,000,000  1     Bonds, 5.375%, 2/15/2031                                      23,144,660
                           Total U.S. treasury (identified cost
                           $234,847,144)                                                 233,777,613
                           Government Agencies--2.6%
                           Federal National Mortgage Association--2.6%
         20,000,000  1     3.125%, 7/15/2006 (IDENTIFIED COST $19,999,600)               20,014,000
                           Mortgage Backed Securities--62.1%
                           Federal Home Loan Mortgage Corp.--27.5%
         46,166,027        4.500%, 5/1/2019 - 5/1/2034                                   45,800,165
         51,254,019        5.000%, 10/1/2017 - 4/1/2034                                  51,064,482
         77,306,351        5.500%, 8/1/2019 - 12/1/2033                                  78,727,093
         6,781,064         6.000%, 9/1/2032 - 5/1/2034                                   7,003,959
         22,236,762        7.000%, 9/1/2030 - 4/1/2032                                   23,596,556
         2,060,515         7.500%, 6/1/2007 - 12/1/2015                                  2,185,268
         575,156           8.000%, 2/1/2031                                              620,605
                           Total                                                         208,998,128
                           Federal National Mortgage Association--31.2%
         51,888,492        5.000%, 9/1/2017 - 11/1/2033                                  52,173,991
         60,248,967        5.500%, 3/1/2023 - 11/1/2034                                  61,061,728
         77,014,653        6.000%, 5/1/2016 - 2/1/2033                                   79,755,598
         35,573,060        6.500%, 6/1/2032 - 1/1/2033                                   37,365,413
         1,298,138         7.000%, 1/1/2031 - 3/1/2032                                   1,378,585
         4,164,692         7.500%, 7/1/2028 - 2/1/2030                                   4,460,647
         997,167           8.000%, 2/1/2030 - 1/1/2031                                   1,079,210
                           Total                                                         237,275,172
                           Government National Mortgage Association--3.4%
         16,865,013        5.000%, 4/15/2033 - 6/15/2034                                 16,798,902
         43,240            6.000%, 5/15/2024                                             45,389
         691,892           7.000%, 1/15/2028 - 10/15/2028                                738,567
         1,331,490         7.500%, 7/15/2029 - 1/15/2031                                 1,431,994
         192,886           8.000%, 6/15/2017                                             210,685
         332,642           8.500%, 12/15/2029 - 11/15/2030                               362,592
         30,527            9.000%, 2/15/2009                                             33,011
         1,055,926         10.500%, 3/15/2016                                            1,190,367
         809,988           11.000%, 12/15/2009 - 10/15/2019                              916,468
         2,263,833         12.000%, 5/15/2011 - 1/15/2016                                2,598,328
         833,284           12.500%, 4/15/2010 - 7/15/2015                                958,716
         189,380           13.000%, 3/15/2011 - 11/15/2014                               218,296
                           Total                                                         25,503,315
                           Total Mortgage Backed Securities (identified
                           cost $464,017,762)                                            471,776,615
                           Collateralized Mortgage Obligations--4.1%
         4,056,723         ABN AMRO Mortgage Corp. 2003-7, Class A3,
                           4.500%, 7/25/2018                                             4,005,763
         6,764,163         CHASE Mortgage Finance Corp. 2003-S14, Class
                           1A1, 5.000%, 1/25/2034                                        6,629,150
         6,879,604         First Horizon Mortgage Pass-Through Trust, Class
                           1A14, 5.500%, 7/25/2033                                       6,854,149
         3,671,135         Master Asset Securitization Trust 2003-8, Class
                           2A1, 4.500%, 9/25/2018                                        3,630,202
         3,422,565         Master Asset Securitization Trust 2003-9, Class
                           1A1, 5.000%, 10/25/2018                                       3,453,847
         6,919,931         Wells Fargo Mortgage Backed Securities Trust
                           2003-18, Class A1, 5.500%, 12/25/2033                         6,960,689
                           Total Collateralized Mortgage Obligations
                           (identified cost $31,702,530)                                 31,533,800
                           Repurchase Agreements--27.9%
         954,000           Interest in $2,000,000,000 joint repurchase
                           agreement with UBS Securities LLC, 2.08%, dated
                           11/30/2004 to be repurchased at $954,055 on
                           12/1/2004, collateralized by U.S. Government
                           Agency Obligations with various maturities to
                           8/15/2034, collateral market value $2,060,004,602             954,000
         50,000,000        Interest in $1,500,000,000 joint repurchase
                           agreement with CS First Boston Corp., 2.08%,
                           dated 11/30/2004 to be repurchased at
                           $50,002,889 on 12/1/2004, collateralized by U.S.
                           Government Agency Obligations with various
                           maturities to 11/1/2034, collateral market value
                           $1,531,339,125 (held as collateral for
                           securities lending)                                           50,000,000
         50,000,000        Interest in $550,000,000 joint repurchase
                           agreement with Societe Generale, London, 2.08%,
                           dated 11/30/2004 to be repurchased at
                           $50,002,889 on 12/1/2004, collateralized by U.S.
                           Government Agency Obligations with various
                           maturities to 12/1/2034, collateral market value
                           $564,267,599 (held as collateral for securities
                           lending)                                                      50,000,000
                           Interest in $2,000,000,000 joint repurchase
         111,217,000       agreement with Wachovia Securities, Inc., 2.08%,
                           dated 11/30/2004 to be repurchased at
                           $111,223,426 on 12/1/2004, collateralized by
                           U.S. Government Agency Obligations with various
                           maturities to 12/1/2034, collateral market value
                           $2,042,918,473 (held as collateral for
                           securities lending)                                           111,217,000
                           Total REpurchase agreements (at amortized cost)               212,171,000
                           Total Investments--127.4% (identified cost
                           $962,738,036)2                                                969,273,028
                           other assets and liabilities--net--(27.4)%                    (208,173,842)
                           total net assets--100%                               $        761,099,186


1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
       As of November 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned         Market Value of Collateral
       $205,339,383                              $211,217,000




2 The cost of investments for federal tax purposes amounts to $962,738,036. The net unrealized appreciation of investments for federal tax purposes was $6,534,992. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,853,473 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,318,481.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

Investment Valuation

U.S. government securities, other fixed-income securities and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Government Income Securities, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005